Consolidated Statements of Changes in Equity (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statements of Changes in Equity
Net of income taxes	¥ 0	¥ 0	¥ 0